Financing Receivables (Impaired Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 9,071	¥ 11,733
Related Allowance	5,236	7,578
Unpaid Principal Balance	9,071	11,733
Average Recorded Investment	10,405
No Related Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	5	19
Unpaid Principal Balance	56	52
Average Recorded Investment	¥ 20